Accounts payable to clients	12 Months Ended
Dec. 31, 2018
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Accounts payable to clients
14.	Accounts payable to clients

Accounts payable to clients represents amounts due to accredited clients related to credit and debit card transactions, net of interchange fees retained by card issuers and assessment fees paid to payment scheme networks as well as the Group’s net merchant discount rate fees which are collected by the Group as an agent.

As of December 31, 2018, accounts payable to clients was R$ 4,996,102 (2017 – R$ 3,637,510).